Stock-based Compensation - M Share Award Activity Rollforward (Details) - Class M - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class M Shares
Outstanding at beginning of period (shares)	15,959,724
Granted (shares)	969,900
Converted (shares)	(4,467,032)	0	0
Forfeited (shares)	(1,064,528)
Repurchased (shares)	(581,647)
Outstanding at end of period (shares)	10,816,417	15,959,724
Weighted Average Exercise Price
Outstanding at beginning of period (in dollars per share)	$ 15.71
Granted (in dollars per share)	33.90
Converted (in dollars per share)	11.71
Forfeited (in dollars per share)	17.09
Repurchased (in dollars per share)	12.95
Outstanding at end of period (in dollars per share)	$ 19.00	$ 15.71
Vested and Expected to Vest
Class M shares, convertible (shares)	0
Tranche 1
Class M Shares
Outstanding at beginning of period (shares)	6,815,504
Granted (shares)	323,297
Converted (shares)	(1,993,576)
Forfeited (shares)	(230,655)
Repurchased (shares)	(445,985)
Outstanding at end of period (shares)	4,468,585	6,815,504
Weighted Average Exercise Price
Outstanding at beginning of period (in dollars per share)	$ 15.44
Granted (in dollars per share)	33.90
Converted (in dollars per share)	12.03
Forfeited (in dollars per share)	19.58
Repurchased (in dollars per share)	13.56
Outstanding at end of period (in dollars per share)	$ 18.27	$ 15.44
Vested and Expected to Vest
Class M shares (shares)	4,437,356
Weighted average conversion price (in dollars per share)	$ 18.22
Aggregate intrinsic value	$ 132
Class M shares, convertible (shares)	2,631,542
Weighted average conversion price, convertible (in dollars per share)	$ 12.97
Aggregate intrinsic value, convertible	$ 92
Tranche 2
Class M Shares
Outstanding at beginning of period (shares)	9,144,220
Granted (shares)	646,603
Converted (shares)	(2,473,456)
Forfeited (shares)	(833,873)
Repurchased (shares)	(135,662)
Outstanding at end of period (shares)	6,347,832	9,144,220
Weighted Average Exercise Price
Outstanding at beginning of period (in dollars per share)	$ 15.91
Granted (in dollars per share)	33.90
Converted (in dollars per share)	11.46
Forfeited (in dollars per share)	16.40
Repurchased (in dollars per share)	10.95
Outstanding at end of period (in dollars per share)	$ 19.52	$ 15.91
Vested and Expected to Vest
Class M shares (shares)	6,297,187
Weighted average conversion price (in dollars per share)	$ 19.45
Aggregate intrinsic value	$ 180
Class M shares, convertible (shares)	3,307,697
Weighted average conversion price, convertible (in dollars per share)	$ 10.93
Aggregate intrinsic value, convertible	$ 123